Intangible assets, net - Schedule of weighted average amortization periods of intangible assets (Detail) - Weighted Average [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years	10 years
Agency contract rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	3 years 3 months 18 days	3 years 6 months
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years	5 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	3 years 7 months 6 days	3 years 2 months 12 days
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	3 years 2 months 12 days	2 years 2 months 12 days